ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET
8.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consisted of the following:

December 31, 2015

Trade name/domain name	$16,228,000
Non-compete agreement	10,096,000
Online platform	1,364,000
Customer relationship	27,760,000
Total	55,448,000
Less: Accumulated amortization	(4,885,055)
Acquired intangible assets, net	$50,562,945

The amortization expense of acquired intangible assets was nil, nil and $4,885,055 for the years ended December 31, 2013, 2014 and 2015, respectively.

No impairment loss was recognized for the years ended December 31, 2013, 2014 and 2015.